Related Party Transactions	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transactions

In connection with a Consulting Services Agreement with Mr. Petrella, Jr., the Company has recorded a liability in the amount of $127,674 and $90,174, as of November 30, 2011 and May 31, 2011, which is included in accounts payable in the accompanying consolidated balance sheets. Effective May 8, 2012, the Company disposed of the pasta and salsa distribution operation. Under the terms of the related disposition agreements, all accrued and unpaid liabilities under the Consulting Services Agreement were cancelled as further described in Subsequent Events below.

The Company incurred commissions to Mr. Petrella, Jr. of $2,627 and $9,052 during the three months ended November 30, 2011 and November 30, 2010, respectively. The Company incurred commissions to Mr. Petrella, Jr. of $8,071, and $14,359, during the six months ended November 30, 2011 and November 30, 2010, respectively. These commissions are included in general and administrative expenses in the accompanying consolidated statements of operations. The commissions paid and accrued to Mr. Petrella, Jr., during the periods were considered reasonable compensation for his selling and administrative services during the period.

JVW Entertainment. Inc. paid Company expenses which were recorded as additional paid in capital during the three months ended November 30, 2011 and November 30, 2010 of $3,000 and $37,095 respectively.  JVW Entertainment. Inc. paid Company expenses which were recorded as additional paid in capital during the six months ended November 30, 2011 and November 30, 2010 of $5,800 and $145,288, respectively.

Bobby V's Original Westshore Pizza rents its building from a corporation owned by a shareholder of the Company for $5,800 per month. The Company has accrued $17,400 for such rent as of November 30, 2011, which is included in other current liabilities on the accompanying consolidated balance sheet. The Company has an agreement to acquire the corporation owned by the shareholder the closing of which has been extended to August 31, 2012 as further described in Subsequent Events below.

The Company is indebted to a shareholder in the amount of $25,000 which is included in accounts payable in the accompanying consolidated balance sheet.

A shareholder of the Company owns six of the franchisees of Philly Westshore Franchising Enterprises, Inc. The Company received royalty fees from these franchisees during the three and six month periods ended November 30, 2011 of $5,250.

The above amounts and terms of the related party transactions are not necessarily indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent parties.